CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Net Income | ₪		₪ 45,101		₪ 52,209	₪ 51,511
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | ₪		363		(293)	(406)
Other comprehensive Income (Expenses) for the year | ₪		363		(293)	(406)
Total comprehensive Income for the year | ₪		₪ 45,464		₪ 51,916	₪ 51,105
US Dollars [Member]
Statement Line Items [Line Items]
Net Income | $	[1]		$ 14,502
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | $	[1]		117
Other comprehensive Income (Expenses) for the year | $	[1]		117
Total comprehensive Income for the year | $	[1]		$ 14,619

[1]	Convenience Translation into US Dollars.